SCHEDULE OF WARRANT ISSUED (Details)	12 Months Ended
	Jun. 30, 2021 AUD ($) $ / shares shares	Jun. 30, 2021 $ / shares $ / shares shares	Jun. 30, 2020 AUD ($) $ / shares shares	Jun. 30, 2020 $ / shares shares
Warrants One [Member]
IfrsStatementLineItems [Line Items]
Warrants issued | shares	39,975,000	39,975,000	40,114,200	40,114,200
Valuation date	Jul. 21, 2020		Apr. 03, 2020
Grant Date	Jun. 01, 2020		Apr. 03, 2020
Underlying asset price	$ 0.0070		$ 0.0050
Risk free rate	0.42%		0.411%
Volatility	148.66%		140.54%
Exercise price presented in United States Dollar		$ 0.00417		$ 0.00365
Exchange rate at valuation date	1 to US$0.7127		1 to US$0.5995
Exercise price presented in Australian Dollar	$ 0.0146		$ 0.0061
Time to maturity of underlying warrants (years)	5 years		5 years
Value per warrant in Australian Dollar	$ 0.009		$ 0.0044
Model used	Binomial		Binomial
Valuation amount | $	$ 360,017		$ 175,137
Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Warrants issued | shares	48,750,000	48,750,000	28,177,578	28,177,578
Valuation date	Jan. 25, 2021		Apr. 23, 2020
Grant Date	Jan. 25, 2021		Apr. 23, 2020
Underlying asset price	$ 0.000110		$ 0.0060
Risk free rate	0.414%		0.444%
Volatility	147.29%		142.70%
Exercise price presented in United States Dollar		$ 0.0109		$ 0.00417
Exchange rate at valuation date	1 to US$0.7708		1 to US$0.6369
Exercise price presented in Australian Dollar	$ 0.0142		$ 0.0065
Time to maturity of underlying warrants (years)	5 years		5 years
Value per warrant in Australian Dollar	$ 0.0098		$ 0.0053
Model used	Binomial		Binomial
Valuation amount | $	$ 476,297		$ 149,693
Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants issued | shares	156,000,000	156,000,000	156,000,000	156,000,000
Valuation date	Jul. 21, 2020		Jun. 01, 2020
Grant Date	Jun. 01, 2020		Jun. 01, 2020
Underlying asset price	$ 0.0070		$ 0.0060
Risk free rate	0.34%		0.397%
Volatility	135.64%		142.94%
Exercise price presented in United States Dollar		$ 0.00417		$ 0.00417
Exchange rate at valuation date	1 to US$0.7127		1 to US$0.6797
Exercise price presented in Australian Dollar	$ 0.00541		$ 0.0061
Time to maturity of underlying warrants (years)	5 years		5 years
Value per warrant in Australian Dollar	$ 0.0062		$ 0.0054
Model used	Binomial		Binomial
Valuation amount | $	$ 1,462,442		$ 848,252
Aegis Corp [Member]
IfrsStatementLineItems [Line Items]
Grant date for warrants issued	Jul. 16, 2019
Warrants issued | shares	166,066,050	166,066,050
Dividend yield
Historic volatility and expected volatility	152.00%
Option exercise price	$ 0.008
Fair value of warrants at grant date	0.006
Weighted average exercise price	$ 0.008	$ 0.008
Risk free interest rate	1.05%
Model used	Black-Scholes
Expected life of an warrant	5 years
Valuation amount | $	$ 890,113